Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, issued (in shares)	400	2,486	3,450
Preferred stock, outstanding (in shares)	400	2,486	3,450
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	600,000,000	600,000,000	600,000,000
Common stock, issued (in shares)	13,791,601	299,835	219
Common stock, outstanding (in shares)	13,791,601	299,835	219